Business Segment Information	12 Months Ended
Aug. 31, 2020
Business Segment Information [Abstract]
Business Segment Information

26. BUSINESS SEGMENT INFORMATION

The Company’s chief operating decision makers are the Executive Chair & Chief Executive Officer, the President and the Executive Vice President, Chief Financial & Corporate Development Officer and they review the operating performance of the Company by segments, which consist of Wireline and Wireless. The chief operating decision makers utilize adjusted earnings before interest, income taxes, depreciation and amortization (“adjusted EBITDA”) for each segment as a key measure in making operating decisions and assessing performance.

The Wireline segment provides Cable telecommunications services including Video, Internet, WiFi, Phone, Satellite Video, and data networking through a national fibre-optic backbone network to Canadian consumers, North American businesses and public-sector entities. The Wireless segment provides wireless services for voice and data communications serving customers in Ontario, British Columbia and Alberta through Freedom Mobile and in British Columbia and Alberta through Shaw Mobile.

Both of the Company’s reportable segments are substantially located in Canada. Information on operations by segment is as follows:

	2020	2019
	$	$
Revenue
Wireline	4,250	4,300
Wireless	1,166	1,047
	5,416	5,347
Intersegment eliminations	(9)	(7)
	5,407	5,340
Adjusted EBITDA (1)
Wireline	2,054	1,955
Wireless	337	199
	2,391	2,154
Restructuring costs	(14)	9
Amortization	(1,217)	(1,038)
Operating income	1,160	1,125
Interest
Operating	267	255
Other/non-operating	7	2
	274	257
Current taxes
Operating	113	114
Other/non-operating	7	-
	120	114
(1) Adjusted EBITDA does not have any standardized meaning prescribed by IFRS and is therefore unlikely to be comparable to similarmeasures presented by other issuers; the Company defines adjusted EBITDA as revenues less operating, general and administrative expenses.We previously referred to this measure as “Operating income before restructuring and amortization” but have renamed it to better align withlanguage used by various stakeholders of the Company.

Capital expenditures

	2020	2019
	$	$
Capital expenditures accrual basis
Wireline	784	784
Wireless	296	385
	1,080	1,169
Equipment costs (net of revenue)
Wireline	31	43
Capital expenditures and equipment costs (net)
Wireline	815	827
Wireless	296	385
	1,111	1,212
Reconciliation to Consolidated Statements of Cash Flows
Additions to property, plant and equipment	970	1,109
Additions to equipment costs (net)	31	42
Additions to other intangibles	150	147
Total of capital expenditures and equipment costs (net) per Consolidated Statements of Cash Flows	1,151	1,298
Increase (decrease) in working capital and other liabilities related to capital expenditures	(38)	(28)
Decrease in customer equipment financing receivables	-	1
Less: Proceeds on disposal of property, plant and equipment	(2)	(59)
Total capital expenditures and equipment costs (net) reported by segments	1,111	1,212